Pension And Postretirement Benefits (OCI (PCS)) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for pension plans	$ 57,488	$ 54,538
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	(119)
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next	(90)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	(1,558)
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next	(1,175)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	$ (1)